Receivables and Related Allowances - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Gas utility customer accounts receivable balance	$ 169,114	$ 145,108